Condensed Consolidated Statements of Changes in Shareholders' Equity Unaudited ¥ in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock, Common [Member] CNY (¥) shares	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Common Class A [Member] shares	Common Class B [Member] shares	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2024	¥ 6	¥ 6	¥ 1,374,451	¥ (85,426)	¥ 153,125	¥ 2,279	¥ 1,444,441	¥ 5,316				¥ 1,449,757
Balance, shares at Dec. 31, 2024 | shares	101,059,544	102,764,550
Treasury stock, common, shares at Dec. 31, 2024 | shares				12,626,052
Net loss attributable to the Company and non-controlling interest shareholders					120,395		120,395	133				120,528
Purchase of equity interests from non-controlling interests			(821)		(6,908)		(7,729)					(7,729)
Share-based compensation related to 2015 and 2018 Share Incentive Plan			7,160				7,160					7,160
Issuance of ordinary shares for exercised share options			164				164					¥ 164
Issuance of ordinary shares for exercised share options, shares | shares	45,426										45,426	45,426
Foreign currency translation adjustment						(3,875)	(3,875)					¥ (3,875)
Balance at Jun. 30, 2025	¥ 6	¥ 6	1,380,954	¥ (85,426)	266,612	(1,596)	1,560,556	5,449				1,566,005
Balance, shares at Jun. 30, 2025 | shares	101,104,970	102,764,550
Treasury stock, common, shares at Jun. 30, 2025 | shares				12,626,052
Balance at Dec. 31, 2025	¥ 6	¥ 6	1,414,499	¥ (103,085)	226,317	(11,080)	1,526,663	5,601				1,532,264
Balance, shares at Dec. 31, 2025 | shares	99,200,641	102,764,548
Treasury stock, common, shares at Dec. 31, 2025 | shares				15,703,314
Net loss attributable to the Company and non-controlling interest shareholders					(26,286)		(26,286)	(481)			$ (3,945)	(26,767)
Share-based compensation related to 2015 and 2018 Share Incentive Plan			6,568				6,568					6,568
Issuance of ordinary shares for exercised share options			63				63					¥ 63
Issuance of ordinary shares for exercised share options, shares | shares	82,998										82,998	82,998
Foreign currency translation adjustment						(14,124)	(14,124)				$ (2,082)	¥ (14,124)
Repurchase of ordinary shares				¥ (9,442)			(9,442)					(9,442)
Repurchase of shares | shares	(4,202,514)			(4,202,514)
Repurchase of shares | shares	4,202,514			4,202,514
Appropriation to statutory reserves			3		(3)
Dividends declared					(30,264)		(30,264)					(30,264)
Class B Ordinary Shares converted to Class A Ordinary Shares
Class B Ordinary shares converted to Class A Ordinary shares, shares | shares	90,000	(90,000)
Balance at Jun. 30, 2026	¥ 6	¥ 6	¥ 1,421,133	¥ (112,527)	¥ 169,764	¥ (25,204)	¥ 1,453,178	¥ 5,120			$ 214,927	¥ 1,458,298
Balance, shares at Jun. 30, 2026 | shares	95,171,125	102,674,548							95,171,125	102,674,548
Treasury stock, common, shares at Jun. 30, 2026 | shares				19,905,828